Wireless Licenses, Goodwill and Other Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Beginning balance	$ 29,172	$ 27,205
Acquisitions	148	2,168
Oath goodwill impairment	(4,591)	0	$ 0
Reclassifications, adjustments and other	(115)	(201)
Ending balance	24,614	29,172	27,205
Operating Segments | Wireless
Goodwill [Roll Forward]
Beginning balance	18,397	18,393
Acquisitions	0	4
Oath goodwill impairment	0
Reclassifications, adjustments and other	0	0
Ending balance	18,397	18,397	18,393
Operating Segments | Wireline
Goodwill [Roll Forward]
Beginning balance	3,955	3,746
Acquisitions	(77)	208
Oath goodwill impairment	0
Reclassifications, adjustments and other	(7)	1
Ending balance	3,871	3,955	3,746
Other
Goodwill [Roll Forward]
Beginning balance	6,820	5,066
Acquisitions	225	1,956
Oath goodwill impairment	(4,591)
Reclassifications, adjustments and other	(108)	(202)
Ending balance	$ 2,346	$ 6,820	$ 5,066